Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net Loss	$ (2,517,519)	$ (4,829,170)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Allowance for doubtful accounts	1,386,885	290,151
Depreciation and amortization	373,068	375,010
Amortization of operating lease right-of-use assets	24,330	91,984
Deferred tax benefit	(10,617)	(72,538)
Changes in assets and liabilities:
Accounts receivable	(1,439,834)	99,751
Advance to suppliers	(2,572,054)	(1,518,385)
Deferred COGS		(319,884)
Amounts due from related parties		(1,369,415)
Prepaid expenses and other current assets	(35,407)	(541,764)
Long-term deferred expenses		(19,264)
Other non-current assets	231,483	(573)
Accounts payable	2,749,836	1,238,772
Deferred revenue	1,319,581	715,885
Taxes payable	(83,343)	197,279
Accrued liabilities and other payables	15,710	72,710
Due to a related party		(128,679)
Operating lease liability	(28,212)	(69,071)
Net cash used in operating activities	(586,093)	(5,787,201)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(16,771)	(1,467,243)
Purchase of intangible assets		(105,000)
deposits for long-term assets		(3,747,384)
Investment (redemption) of long-term investment		566,318
Investment (redemption) of short-term investment	(535,834)	(2,703,869)
Net cash used in investing activities	(552,605)	(7,457,178)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term bank loans	124,400	2,149,339
Repayments of short-term bank loans		(1,490,208)
Proceeds from long-term bank loans
Repayments of long-term bank loans	(27,644)	(171,947)
Contribution from shareholders		309,370
Repayments of related party loan	13,311
Net cash provided by financing activities	110,067	796,554
Effect of exchange rate changes	(34,666)	(789,060)
Net decrease in cash	(1,063,297)	(13,236,885)
Cash at beginning of year	2,751,309	14,396,032
Cash at end of year	1,688,012	1,159,147
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Income tax paid	52,789	294,894
Interest expense paid	$ 108,853	$ 114,685